Investment Accounted for Using the Equity Method (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Oct. 12, 2022	Aug. 04, 2021	Jun. 15, 2021	Jun. 04, 2021	Apr. 16, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Acquisiton Of Common Shares				2,188,532	6,450,607
Proportion of ownership interest in associate	20.00%			19.99%	19.99%
Aggregate Consideration			$ 8,523		$ 55,359
Cash payment made out of cash consideration			$ 5,000		$ 27,396
Number of Shares Issued to settle Partial Consideration			378,774	2,791,904	2,807,577
Common Shares Value Issued For Payment Of Cash Consideration			$ 3,523		$ 27,963
Additional Shares Acquired			655,644	5,412,222
Increase In Percentage Of Ownership Interest				36.74%
Acquisition Of Shares By Exercising Call Options					3,223,690
Voting Rights In Percentage					20.00%
Part of the consideration for equity method investments settled in shares		2,288,972
Impairment charges of equity method investments						$ 58,263	$ 0
Regulatory capital						4,032
Net gain from dilution on investments						$ 2,927	$ 0
Coinsquare [Member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Proportion of ownership interest in associate						33.77%	38.77%
Assets under management						$ 235,258	$ 686,929
Estimated recoverable amount of investments value						24,989
Net gain from dilution on investments						$ 2,927
Maximum [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Proportion of ownership interest in associate			38.77%
Minimum [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Proportion of ownership interest in associate			36.74%
Purchased call options [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Right To purchase Coinsquare shares from selling shareholders			1,100,000		3,223,690
Price per share at which shares can be acquired			$ 13		$ 8.29
Written put options [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Right To purchase Coinsquare shares from selling shareholders					3,223,690
Coinsquare Warrants [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Additional Shares Acquired					7,240,665
Price per share at which shares can be acquired					$ 8.29
Cash payment made out of cash consideration(In %)					50.00%